Going Concern and Liquidity (Details) RM in Millions	3 Months Ended						9 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Nov. 01, 2024 USD ($)	Nov. 01, 2024 MYR (RM)
Going Concern and Liquidity [Line Items]
Net loss	$ (21,501,957)	$ (577,023)	$ (689,155)	$ (2,018,531)	$ (14,269,147)	$ (405,129)	$ (22,768,135)	$ (16,692,807)	$ (17,815,307)	$ (1,841,899)
Working capital	$ 15,705,766						$ 15,705,766		19,852,386
Fund raised									$ 1,200
Going Concern and Liquidity [Member]
Going Concern and Liquidity [Line Items]
Fund raised											$ 1,400,000	RM 6